SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
Jun. 27, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Stock Options Outstanding	8,618,204
Stock Options Exercisable	4,248,393
Subordinate Votings Shares One [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.41
Expiration Date	August 2021
Stock Options Outstanding	32,974
Stock Options Exercisable	32,974
Subordinate Votings Shares Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.84
Expiration Date	July 2023
Stock Options Outstanding	200,000
Stock Options Exercisable	200,000
Subordinate Votings Shares Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 4.03
Expiration Date	May 2028
Stock Options Outstanding	1,916,739
Stock Options Exercisable	1,426,900
Subordinate Votings Shares Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 4.05
Expiration Date	August 2028
Stock Options Outstanding	61,950
Stock Options Exercisable	61,950
Subordinate Votings Shares Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 4.05
Expiration Date	August 2028
Stock Options Outstanding	376,746
Stock Options Exercisable
Subordinate Votings Shares Six [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 4.03
Expiration Date	October 2028
Stock Options Outstanding	35,000
Stock Options Exercisable	16,041
Subordinate Votings Shares Seven [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 5.71
Expiration Date	October 2028
Stock Options Outstanding	466,075
Stock Options Exercisable	251,968
Subordinate Votings Shares Eight [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.42
Expiration Date	January 2029
Stock Options Outstanding	394,980
Stock Options Exercisable	298,046
Subordinate Votings Shares Nine [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.64
Expiration Date	None
Stock Options Outstanding
Stock Options Exercisable
Subordinate Votings Shares Ten [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.36
Expiration Date	February 2029
Stock Options Outstanding	207,842
Stock Options Exercisable	207,842
Subordinate Votings Shares Eleven [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.06
Expiration Date	April 2029
Stock Options Outstanding	238,064
Stock Options Exercisable	132,262
Subordinate Votings Shares Twelve [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.79
Expiration Date	April 2029
Stock Options Outstanding	225,106
Stock Options Exercisable	71,847
Subordinate Votings Shares Thirteen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.36
Expiration Date	May 2029
Stock Options Outstanding	35,895
Stock Options Exercisable	14,014
Subordinate Votings Shares Fourteen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.66
Expiration Date	June 2029
Stock Options Outstanding	63,250
Stock Options Exercisable	16,291
Subordinate Votings Shares Fifteen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.17
Expiration Date	June 2029
Stock Options Outstanding	724,645
Stock Options Exercisable	724,645
Subordinate Votings Shares Sixteen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.02
Expiration Date	July 2029
Stock Options Outstanding	578,623
Stock Options Exercisable
Subordinate Votings Shares Seventeen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 1.99
Expiration Date	August 2029
Stock Options Outstanding	467,660
Stock Options Exercisable
Subordinate Votings Shares Eighteen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 1.55
Expiration Date	September 2029
Stock Options Outstanding	269,655
Stock Options Exercisable
Subordinate Votings Shares Nineteen [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.02
Expiration Date	None
Stock Options Outstanding	645,705
Stock Options Exercisable
Subordinate Votings Shares Twenty [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 1.38
Expiration Date	October 2029
Stock Options Outstanding	144,260
Stock Options Exercisable
Subordinate Votings Shares Twenty One [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.44
Expiration Date	December 2029
Stock Options Outstanding	249,908
Stock Options Exercisable
Subordinate Votings Shares Twenty Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.53
Expiration Date	January 2030
Stock Options Outstanding	161,395
Stock Options Exercisable
Subordinate Votings Shares Twenty Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.53
Expiration Date	January 2030
Stock Options Outstanding	231,630
Stock Options Exercisable	231,630
Subordinate Votings Shares Twenty Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.47
Expiration Date	January 2030
Stock Options Outstanding	289,119
Stock Options Exercisable
Subordinate Votings Shares Twenty Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.27
Expiration Date	February 2030
Stock Options Outstanding	32,000
Stock Options Exercisable
Subordinate Votings Shares Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.11
Expiration Date	March 2030
Stock Options Outstanding	46,608
Stock Options Exercisable	46,608
Subordinate Votings Shares Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.38
Expiration Date	March 2030
Stock Options Outstanding	7,000
Stock Options Exercisable
Subordinate Votings Shares Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.18
Expiration Date	May 2030
Stock Options Outstanding	199,290
Stock Options Exercisable	199,290
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.26
Expiration Date	February 2029
Stock Options Outstanding	316,085
Stock Options Exercisable	316,085